Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss Per Share
Schedule of basic and diluted losses per ordinary share

	As of and for the year ended December 31,
	2022	2021	2020
Numerator:
Net loss attributable to shareholders of the Company	(742,645,232)	(381,721,019)	(141,999,507)

Denominator:
Basic and diluted weighted average number of ordinary shares	128,096,505	121,582,945	106,721,987

Basic and diluted loss per ordinary share (in RMB)	(5.80)	(3.14)	(1.33)

Schedule of antidilutive Securities Excluded from Computation of Earnings Per Share

	For the Years Ended December 31,
	2022	2021	2020

Warrants	22,900,000	—	—
Earn-out Shares	14,000,000	—	—
Original Option Units	8,217,559	7,850,915	5,886,303
Additional Option Units	374,334	270,527	—
RSU	1,738,338	1,738,338	1,738,338
Liability-settled share-based payment to non-employee	200,000	—	—
Convertible notes	6,752,041	6,752,041	—